Document And Entity Information	3 Months Ended
	Aug. 31, 2011	Oct. 11, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	Chineseinvestors.com, Inc.
Document Type	S-1
Current Fiscal Year End Date	--05-31
Entity Common Stock, Shares Outstanding		4,835,111
Amendment Flag	false
Entity Central Index Key	0001459482
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Aug 31, 2011
Document Fiscal Year Focus	2012

BALANCE SHEETS (USD $)	Aug. 31, 2011	May 31, 2011
ASSETS
Cash and cash equivalents [note 2]	$ 394,705	$ 252,302
Accounts receivable, net [note 2]	7,046	4,560
Other current assets [note 2]	31,194	27,689
Total current assets	432,945	284,551
Property & equipment, net [note 4]	6,996	6,946
Website development, net [note 5]	63,234	63,158
Total assets	503,175	354,655
LIABILITIES AND STOCKHOLDERS��� EQUITY
Accounts payable	6,534	7,527
Deferred revenue [note 2]	240,667	270,577
Accrued liabilities [note 2]	43,524	51,596
Current portion of note payable, net discount [note 2]	65,126
Total current liabilities	355,851	329,700
Long-term deferred revenue [note 2]	4,282	5,797
Long ��� term portion of note payable, net discount [note 2]	70,882
Total long-term liabilities	75,164	5,797
Total liabilities	431,015	335,497
Commitments and contingency [note 6]
Common stock Authorized 80,000,000 common shares with a par value of $0.001 per share issued and outstanding 38,579,929 and 33,591,696 common shares	38,580	39,217
Additional paid-in capital	7,193,452	6,883,867
Foreign currency gain/loss	1,670	1,321
Accumulated deficit	(7,161,542)	(6,905,247)
Total stockholders��� equity	72,160	19,158
Total liabilities and stockholders��� equity	$ 503,175	$ 354,655

BALANCE SHEETS (Parentheticals) (USD $)	Aug. 31, 2011	May 31, 2011
Common stock par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock authorized	80,000,000	80,000,000
Common stock shares issued	38,579,929	38,579,929
Common stock shares outstanding	38,579,929	33,591,696

STATEMENTS OF OPERATIONS AND (LOSS) (USD $)	3 Months Ended
	Aug. 31, 2011	Aug. 31, 2010
Subscription revenue	$ 175,921	$ 172,195
Forex revenue	11,690	26,365
Advertising revenue	29,980	8,100
Total revenue	217,591	206,660
Cost of services sold	180,005	133,205
Gross Profit	37,586	73,455
General & administrative expenses	253,559	267,735
Advertising expenses	40,322	20,400
Operating (loss) for the quarter	$ (256,295)	$ (214,680)
Weighted average number of common shares outstanding ��� basic & diluted (in Shares)	41,183,004	33,591,696
Earnings (loss) per share ��� basic (in Dollars per share)	$ (0.01)	$ (0.01)

STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended
	Aug. 31, 2011	Aug. 31, 2010
OPERATING ACTIVITIES
Net (loss) for the quarter	$ (256,295)	$ (214,680)
Depreciation & amortization	3,837	3,812
Share based compensation		160,741
Changes in operating activities and liabilities
Other current assets	(3,159)	492
Accounts receivable	(2,486)	(7,667)
Accounts payable	(993)	(2,536)
Deferred revenues	(29,910)	8,723
Other accrued liabilities	(8,631)	(2,456)
Net cash (used in) operating activities	(297,637)	(53,571)
INVESTING ACTIVITIES
Purchase of equipment	(3,960)	(3,601)
FINANCING ACTIVITIES
Proceeds from private placement	544,000
Cash used for treasury stock purchase and retirement	(100,000)
Net cash increase financing activities	444,000
Increase (decrease) in cash and cash equivalents	142,403	(57,172)
Cash and cash equivalents, beginning of quarter	252,302	154,802
Cash and cash equivalents, end of quarter	394,705	97,630
Supplemental disclosure of cash flow information
Non-Cash debt transaction to purchase and retire treasury stock	150,000
Cash paid for interest, net of interest capitalized	0	0
Cash paid for income taxes	0	0
Cash paid for China representative office tax	$ 13,245	$ 11,318

Organization and Nature of Operations:	3 Months Ended
Aug. 31, 2011
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
Organization and Nature of Operations:

Business Description Chinseinvestors.com, Inc. (the Company) was incorporated on June 15, 1999 in the State of California. The Company is a provider of Chinese language web-based real-time financial information. The Company’s operations had been located in California until September 2002 at which time the operations were relocated to Shanghai, in the People’s Republic of China (PRC).

During May, 2000, the Company entered into an agreement with MAS Financial Corp. (“MASF”) whereby MASF agreed to transfer control of a public shell corporation to the Company and perform certain consulting services for a fee of $30,000.

During June, 2000, the Company completed reorganization with MAS Acquisition LII Corp. (“MASA”) with no operations or significant assets. Pursuant to the terms of the agreement, the Company acquired approximately 96% of the issued and outstanding common shares of MASA in exchange for all of its issued and outstanding common stock. MASA issued 8,200,000 shares of its restricted common stock for all of the issued and outstanding common shares of the Company. This reorganization was accounted for as though it were a recapitalization of the Company and sale by the Company of 319,900 shares of common stock in exchange for the net assets of MASA. In conjunction with the reorganization MASA changed its name to Chineseinvestors.com, Inc.

The Company is now incorporated as a C corporation in the State of Indiana as of June 1, 2004.

1.Liquidity and Capital Resources:	3 Months Ended
Aug. 31, 2011
Liquidity Disclosure [Policy Text Block]
1.	Liquidity and Capital Resources:

Cash Flows — Cash flows used in operations for the quarters ended August 31, 2011 and 2010 were $297,638 and $214,680, respectively which was an increase over prior quarters. Increased marketing costs, business line expansion, and higher general and administrative costs due to expenses related to the current ongoing process of becoming a publicly traded company were the primary reasons for this increase.

Capital Resources — As of August 31, 2011, the Company had cash and cash equivalents of $394,705 as compared to cash and cash equivalents of $252,302 as of May 31, 2010.

Since inception, the Company has primarily relied upon proceeds from private placements of its equity securities to fund its operations. The Company anticipates continuing to rely on sales of our securities in order to continue to fund its business operations. Issuances of additional shares will result in dilution to its existing stockholders. There is no assurance that the Company will be able to complete any additional sales of our equity securities or that it will be able arrange for other financing to fund our planned business activities.

2.Critical Accounting Policies and Estimates:	3 Months Ended
Aug. 31, 2011
Significant Accounting Policies [Text Block]
2.	Critical Accounting Policies and Estimates:

Basis of Presentation — These accompanying financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC for annual financial statements.

Foreign Currency – The Company has operations in the PRC, however the functional and reporting currency is in US dollars.  To come to this conclusion the Company considered the direction of Accounting Standards Codification (“ASC”) section 830-10-55.

Selling Price and Market - As a representative office in PRC the Company is not allowed to sell directly to PRC based customers.  Over 90% of its customers are in the United States and 100% of all sales are paid in US dollars.  This indicates the functional currency is US dollars.

Financing - The Companies financing has been generated exclusively in US dollars from the United States.  This indicates the functional currency is US dollars.

Expenses – The majority of expense are paid in US dollars.  The expenses generated in PRC are paid by a monthly or weekly cash transfer from the US when the expenses are due, resulting in very little foreign currency exposure.  This indicates the functional currency is US dollars.

Numerous Intercompany Transactions – The Company has multiple transactions each month between the US and Chinese representative office.  This indicates the functional currency is US dollars.

Due to the functional and reporting currency both being in US dollars, ASC 830-10-45-17 states that a currency translation is not necessary.

Reclassifications — Certain amounts in the prior year’s financial statements have been reclassified to conform to the current year presentation and to correct prior year errors.

Revenue recognition — Revenue consists of three main sources:

1. Fees from banner advertisement, webpage hosting and maintenance, on-line promotion and translation services, advertising and promotion fees for customers in the Company’s Chinese Investment Guides, sponsorship fees from investment seminars, road shows, and forums.  The sales prices of these services are fixed and determinable at the time the contracts are signed and there are no provisions for refunds contained in the contracts. These revenues are recognized when all significant contractual obligations have been satisfied and collection of the resulting receivable is reasonably assured.

2. Fees from membership subscriptions; these revenues are recognized over the term of the subscription. Subscription terms are generally between 3 and 12 months but can occasionally be as short as 1 month or as long as 24 months. Long term deferred revenues are recognized from subscriptions over 12 months.

3. Fees related to setting up and providing ongoing administrative and translation support for currency trading accounts in association with Forex. These fees are recognized when earned.

Costs of Services Sold — Costs of services sold are the total direct cost of the Company’s operations in Shanghai.

Website Development Costs — The Company accounts for its Development Costs in accordance with ASC 350-50, “Accounting for Website Development Costs.” The Company’s website comprises multiple features and offerings that are currently developed with ongoing refinements. In connection with the development of its products, the Company has incurred external costs for hardware, software, and consulting services, and internal costs for payroll and related expenses of its technology employees directly involved in the development. All hardware costs are capitalized as fixed assets. Purchased software costs are capitalized in accordance with ASC codification 350-50-25 related to accounting for the costs of computer software developed or obtained for internal use. All other costs are reviewed to determine whether they should be capitalized or expensed.

Cash and Cash Equivalents — The Company considers all highly liquid instruments with an original maturity of three months or less to be cash equivalents. At certain times cash in bank may exceed the amount covered by FDIC insurance. At August 31, 2011 and 2010 there were deposit balances in a US bank of $383,071 and $245,191, respectively. In addition the Company maintains cash balance in The Bank of China, which is a government owned bank. The full balance of the deposits in PRC is secured by the Chinese government. At August 31, 2011 and 2010 there were deposits of $11,634 and $7,111, respectively, in The Bank of China.

Accounts Receivable and Concentration of Credit Risk — The Company extends unsecured credit to its customers in the ordinary course of business. Accounts receivable related to subscription revenue is recorded at the time the credit card transaction is completed, and when the credit card processing company deposits the cash to the Company account. Revenue related to advertising and Forex are regularly collected within 30 days of the time of services being rendered. However, since these are ongoing contracts there has been no instance of failure to pay. As of August 31, 2011 and May 31, 2011, the Company had accounts receivable of $7,046 and $4,560, respectively.

The Company evaluates the need for an allowance for doubtful accounts on a regular basis. As of August 31, 2011 and 2010, the Company determined that based on historically having no bad debts an allowance was not needed.

The operations of the Company are located in the People’s Republic of China (“PRC”). Accordingly, the Company’s business, financial condition, and results of operations may be influenced by the political, economic, and legal environments in the PRC, as well as by the general state of the PRC economy.

Other Current Assets — Other current assets comprised various deposits in Chinese Renminbi related to building space under an operating lease and are stated at the current exchange rate at the period end and prepaid expenses related to several invoices that were paid prior to the services being completed.

Other current assets were $31,194 and $27,689 for the periods ended August 31, 2011 and May 31, 2011, respectively.

Property and Equipment — Property and equipment are stated at cost. Depreciation and amortization of property and equipment is provided using the straight-line method over estimated useful lives ranging from three to five years. Leasehold improvements are amortized over the life of the lease. Depreciation and amortization expense was $3,837 and $3,812 for the quarters ended August 31, 2011 and 2010, respectively.

Expenditures for major renewals and betterments that extend the useful lives of property and equipment are capitalized. Expenditures for maintenance and repairs are charged to expense as incurred. Gains and losses from retirement or replacement are included in operations.

Impairment of Long-life Assets — In accordance with ASC Topic 360, the Company reviews its long-lived assets, including property, plant and equipment, for impairment whenever events or changes in circumstances indicate that the carrying amounts of the assets may not be fully recoverable. If the total of the expected undiscounted future net cash flows is less than the carrying amount of the asset, a loss is recognized for the difference between the fair value and carrying amount of the asset. There was no impairment as of August 31, 2011 and August 31, 2010.

Accrued Liabilities— Accrued liabilities are comprised of the following:

	August 31,	May 31,
	2011	2010
China Employees Salaries and Commissions Accrual	$25,687	$23,479
Representative Office Tax Accrual	5,932	5,249
Other Accruals	11,905	22,873
	$43,524	$51,596

Use of Estimates — The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Fair Value of Financial Instruments — The Company has adopted the provisions of ASC Topic 820, Fair Value Measurements, which defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. ASC 820 does not require any new fair value measurements, but provides guidance on how to measure fair value by providing a fair value hierarchy used to classify the source of the information. The fair value hierarchy distinguishes between assumptions based on market data (observable inputs) and an entity’s own assumptions (unobservable inputs). The hierarchy consists of three levels:

●	Level one — Quoted market prices in active markets for identical assets or liabilities;

●	Level two — Inputs other than level one inputs that are either directly or indirectly observable; and

●	Level three — Unobservable inputs developed using estimates and assumptions, which are developed by the reporting entity and reflect those assumptions that a market participant would use.

All Company financial instruments are Level one and are carried at market value. Therefore no adjustment is required.

Income Taxes — Income taxes are accounted for under the asset and liability method of ASC 740. Deferred tax assets and liabilities are recognized for net operating loss and other credit carry forwards and the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which the tax effect of transactions are expected to be realized. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the statements of operations in the year that includes the enactment date.

Deferred tax assets are reduced by a full valuation allowance since it is more likely than not that the amount will not be realized. Deferred tax assets and liabilities are classified as current or noncurrent based on the classification of the underlying asset or liability giving rise to the temporary difference or the expected date of utilization of the carry forwards.

Advertising Costs — Advertising costs are expensed when incurred. Advertising costs totaled $40,322 and $20,400 in the quarters ended August 31, 2011 and 2010, respectively.

Earnings (Loss) Per Share — Earning (loss) per share is computed using the weighted average number of common shares outstanding during the period. The Company has adopted ASC 260 (formerly SFAS128), Earnings Per Share.

Stock Based Compensation — The Company accounts for share-based payments pursuant to ASC 718, “Stock Compensation” and, accordingly, the Company records compensation expense for share-based awards based upon an assessment of the grant date fair value for stock options and restricted stock awards using the Black-Scholes option pricing model.

Stock compensation expense for stock options is recognized over the vesting period of the award or expensed immediately under ASC 718 and EITF 96-18 when options are given for previous service without further recourse. The Company issued stock options to contractors that had been providing services to the Company upon their termination of services. Under ASC 718 and EITF 96-18 these options were recognized as expense in the period issued because they were given as a form of compensation for services already rendered with no recourse.

The following table summarizes share-based compensation expense recorded in selling, general and administrative expenses during each period presented (in thousands):

	Three Months Ended
	August 31,	August 31,
	2011	2010
Stock options	—	2,500,000
Total share-based compensation expense	$—	160,741

Stock option activity was as follows:

	Number of Shares	Weighted Average Exercise Price ($)
Balance at May 31, 2009	4,080,000	0.04
Granted	3,862,500	$0.07
Exercised	(1,250,000)	0.00
Forfeited or expired	—	—
Balance at May 31, 2010	6,692,500	$0.06
Granted	—	$—
Exercised	—	—
Forfeited or expired	(2,500,000)	0.00
Balance at August 31, 2011	4,192,500	$0.06

The following table presents information regarding options outstanding and exercisable as of August 31, 2011:

Weighted average contractual remaining term — options outstanding	2. 69 years
Aggregate intrinsic value — options outstanding	—
Options exercisable	2,080,050
Weighted average exercise price — options exercisable	$.07
Aggregate intrinsic value — options exercisable	—
Weighted average contractual remaining term — options exercisable	3.34 years

As of August 31, 2011, future compensation costs related to options issued was $0. During the quarter ending August 31, 2011the Company purchased the right to cancel 2,500,000 options owned by LJ Sabean.

The fair value of each option granted is estimated on the date of the grant using the Black-Scholes option pricing model with weighted average assumptions for grants as follows:

Risk-free interest rate	1.44%
Expected life of options	4-5 years
Annualized volatility	90.6%
Dividend rate	0%

Significant Shareholder Stock Repurchase and debt issuance — enduring the three months ending August 31, 2011 the Company repurchased and retired 5,170,106 shares and 2,500,000 options from a significant shareholder, which completely liquidated his interest in the Company.  The total cost of the transaction to the Company was $250,000.  The initial payment of $100,000 was made in August, 2011 and the other $150,000 is due as a non-interest bearing note payable in two equal installments.  The first payment is due in the fourth quarter of the 2012 fiscal year and the final payment will be due in the fourth quarter of fiscal year 2013.  As there was no stated interest rate, in compliance with ASC 835-30-45-1a the Company calculated the net present value of the future payments and disclosed the future payments net of the discount of $14,948 as a liability on the balance sheet using an imputed interest rate of 8.5%.

The accrued interest expense on the note payable for the period ending August 31, 2011 was $966, reducing the note discount balance to $13,992 at the balance sheet date.  The Company expects to recognize total interest expense of $9,346 in fiscal year 2012 and $5,603 in fiscal year 2013.

Future cash payments committed to under this purchase agreement are represented on the following chart:

2012	$75,000
2013	$75,000

3.Stockholders' Equity:	3 Months Ended
Aug. 31, 2011
Stockholders' Equity Note Disclosure [Text Block]
3.	Stockholders’ Equity:

At May 31, 2011 and 2010, the Company was authorized to issue 80,000,000 shares of common stock, $.001 par value per share.  In addition, 20,000,000 shares of $.001 par value preferred stock were authorized, but none has been issued.  All commons stock shares have full dividend rights.  However, it is not anticipated that the Registrant will be declaring distributions in the foreseeable future.

During the quarter ended August 31, 2011 the Company issued 4,533,333 shares of common stock for cash consideration of $544,000.

4.Property and Equipment:	3 Months Ended
Aug. 31, 2011
Property, Plant and Equipment Disclosure [Text Block]
4.	Property and Equipment:

Property and equipment are recorded at cost, net of accumulated depreciation and are comprised of the following:

	August 31	May 31,
	2011	2010
Furniture & Fixtures	$29,902	$27,967
Leasehold improvements	9,540	9,540
	39,442	37,507
Less: accumulated depreciation	(32,446)	(30,561)
	$6,996	$6,946

Depreciation on equipment is provided on a straight line basis over its expected useful lives at the following annual rates

Computer equipment	3 years
Furniture & fixtures	3 years
Leasehold improvements	Term of the lease

Depreciation expense for the quarter ended August 31, 2011 and 2010 was $1,812 and $1,811 respectively.

5.Intangible Assets:	3 Months Ended
Aug. 31, 2011
Goodwill and Intangible Assets Disclosure [Text Block]
5.	Intangible Assets:

Intangible assets are comprised of the following:

	August 31,	May 31,
	2011	2010
Website development costs	$115,743	$113,718
Less: accumulated amortization	(52,509)	(50,560)
	$63,234	$63,158

Amortization is calculated over a straight-line basis using the economic life of the asset. Amortization expense for the quarter ended August 31, 2011 and 2010 was $2,025 and $2,001 respectively.

6.Commitments and Concentrations:	3 Months Ended
Aug. 31, 2011
Commitments and Contingencies Disclosure [Text Block]
6.	Commitments and Concentrations:

The Company reimburses its Chief Executive Officer (CEO) for an apartment pursuant to a month-to-month lease for the use of the CEO and his family in PRC for a monthly expense of approximately $900. This lease could be terminated at any time with no additional payments required.

Office Lease — During the three months ended August 31, 2010 the Company renewed their office lease in Shanghai for an additional two years ending September 30, 2013 resulting in the following additional future commitments, based on the exchange rate at August 31, 2011.

2012	$63,109
2013	$21,175

Concentrations — During the years ended May 31, 2011 and 2010; all of the Company’s revenue was derived from its operations in PRC.

Litigation — The Company is involved in legal proceedings from time to time in the ordinary course of its business. As of the date of this filing, the Company is not a party to any lawsuit or proceedings which, individually or in the aggregate, in the opinion of management, is reasonably likely to have a material adverse effect on the financial condition, results of operation or cash flow of the Company.

7.Subsequent Events:	3 Months Ended
Aug. 31, 2011
Subsequent Events [Text Block]
7.	Subsequent Events:

Share reverse split — On September 8, 2010, in the second quarter of FY 2012 the Company reverse split its shares at a rate of 8 to 1 resulting in total shares outstanding changing from 38,579,925 to 4,822,491.

Proposed Capital Raise — In October 2011 the Company reinstated a Term Sheet originally signed in August, 2011 with a private capital source describing the provision of a Financing Facility to the Company having a face value of $1.5 million; to be made available in $500,000 tranches in exchange for purchasing the Company's stock under a proposed S1 registration statement at 85% of the lowest daily volume average share price over a five (5) trading day period once the Company calls for the funding.  The agreement would remain in force for 24 months from the date of contemplated execution.

While this Term Sheet is not binding on either party, it signifies a willingness by the capital group to create a Financing Facility Agreement for the Company's consideration that should be available for the Company's review and possible approval/execution in early November 2011.

The final facility, if approved and subsequently executed, the Company will pay a document preparation fee to the funding source of $10,000 as well as 50,000 shares (post reverse split) of the Company's restricted stock in consideration of the Facility's creation and funds availability.  The Company will also bear the cost of the creation, filing, and acceptance of an S1 document related to this facility should the Company approve and subsequently execute the Facility Agreement

As of this filing the Company is still in the process of negotiating terms prior to formally entering into this agreement.

Adoption of audit, nominating, corporate governance charter, reimbursement policy, organization and compensation guideline — In a board meeting held October 2, 2011, the Company unanimously adopted the above mentioned charters, policies and guidelines.

Additional public registration — As of the date of this filing the Company has filed an application with the Committee on Uniform Security Identification Procedures (CUSIP) to secure their registration number.  They have also completed the necessary filings with the Financial Industry Regulator Authority (FINRA) and signed a contract with a market maker to facilitate the trading of their stock once cleared for trading.

Related party transactions — The Company leases an apartment in Shanghai for the usage of Warren Wang, CEO and his family.  As disclosed in the preceding notes, the Company purchased the outstanding stock held by the majority shareholder during the first quarter of 2012.  Additional information on this transaction is disclosed at note 2.